STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Status of outstanding stock warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2013	708,260	$6.66	2.74
Granted	-	-	-
Cancelled	(23,077)	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at March 31, 2014	685,183	$6.66	2.31

Warrants exercisable at March 31, 2014	678,773	$6.67
Weighted average fair value of warrants granted during the period ended		$-

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	199,162	$7.02	6.52
Granted	582,175	6.50	2.46
Cancelled	-	-	-
Forfeited	(73,077)	6.50	8.08
Exercised	-	-	-
Balance at December 31, 2013	708,260	$6.66	2.74

Warrants exercisable at December 31, 2013	680,055	$6.66
Weighted average fair value of warrants granted during the period ended December 31, 2013		$6.50

Summary of stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2013	1,338,076	5.83	5.21
Granted	-	-	-
Exercised	-	-	-
Forfeited	(190,384)	5.90	-
Cancelled	-	-	-
Balance outstanding at March 31, 2014	1,147,692	$5.85	4.61

Options exercisable at March 31, 2014	242,580	$6.13
Options expected to vest	905,112
Weighted average fair value of options granted during the period		$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	153,846	6.50	9.87
Granted	1,309,230	5.74	4.98
Exercised	-	-	-
Forfeited	(9,615)	11.05	-
Cancelled	(115,384)	11.05	-
Balance outstanding at December 31, 2013	1,338,076	$5.83	5.21

Options exercisable at December 31, 2013	145,192,	$5.97	7.15
Options expected to vest	1,192,885
Weighted average fair value of options granted during the period		$3.88